Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Aug. 31, 2022	$ 4,903,031	$ 2,922,853	$ (353,218)	$ (2,846,278)	$ 4,626,388
Foreign exchange translation			(64,509)		(64,509)
Net loss				(2,809,037)	(2,809,037)
Share-based compensation		33,091			33,091
Balance at Aug. 31, 2023	4,903,031	2,955,944	(417,727)	(5,655,315)	1,785,933
Shares issued on Initial Public offering on November 3, 2023	2,751,937				2,751,937
Warrants issued related to Initial Public Offering	(48,283)				(48,283)
Foreign exchange translation			(10,451)		(10,451)
Net loss				(1,530,696)	(1,530,696)
Balance at Feb. 29, 2024	7,606,685	2,955,944	(428,178)	(7,186,011)	2,948,440
Balance at Aug. 31, 2023	4,903,031	2,955,944	(417,727)	(5,655,315)	1,785,933
Shares issued on Initial Public offering on November 3, 2023	2,751,937				2,751,937
Foreign exchange translation			9,217		9,217
Net loss				(4,102,659)	(4,102,659)
Shares issued against convertible note	465,680				465,680
Shares issued against equity purchase agreement	487,491				487,491
Warrants issued related to Initial Public Offering	(48,283)				(48,283)
Balance at Aug. 31, 2024	8,559,856	2,955,944	(408,510)	(9,757,974)	1,349,316
Foreign exchange translation			(87,556)		(87,556)
Net loss				(1,253,990)	(1,253,990)
Shares issued against S3	549,059				549,059
Shares against pre-funded warrants		182,828			182,828
Balance at Feb. 28, 2025	$ 9,108,915	$ 3,138,772	$ (496,066)	$ (11,011,964)	$ 739,657